Business Combination Disclosure: Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Current assets (including cash of $60,287)	$1,597,389
Liabilities assumed (including loans payable of $2,304,438 and note payable- long term of $150,000)	(3,737,682)
Total identifiable net liabilities	(2,140,293)
Non-controlling interest in Aphrodite’s Marketing	-
Intangible assets (relating to form of employment contracts and Aphrodite name with estimated three-year life) (1)	725,867
Goodwill	2,900,270
Total	$1,485,844

Acquisition related cost (legal and audit fees included in professional and consulting expenses during year 2021)	$54,360